Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property Plant and Equipment [Line Items]
Depreciation and amortization on property and equipment	$ 16.7	$ 11.4	$ 30.6	$ 20.5
Capital leases assets, accumulated amortization balances	1.9		1.9		$ 1.3
Capital leases assets, gross carrying values	3.9		3.9		3.5
GPO Assets	16.3		16.3		18.4
Property and Equipment
Property Plant and Equipment [Line Items]
Depreciation and amortization on property and equipment	14.6	$ 10.1	28.4	$ 19.2
Rental Fleet
Property Plant and Equipment [Line Items]
Capital leases assets, accumulated amortization balances	$ 377.7		$ 377.7		$ 285.1